Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2013
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2013	2012	2011

Revenues	$33,030	$28,522	$26,711
Pretax profits	17,726	14,790	13,320